INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flow from operating activities:
Net income	$ 8,236	$ 4,056
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	5,880	5,135
Loss from sale of property and equipment	169	30
Share-based compensation	2,470	1,977
Decrease in accrued severance pay and pensions, net	(564)	(344)
Increase in trade receivables, net	(9,247)	(6,910)
Decrease (increase) in other accounts receivables and prepaid expenses (including other long-term assets)	(1,383)	551
Decrease in inventories	8,555	4,059
Decrease in operating lease right-of-use assets	2,626	1,897
Increase (decrease) in trade payables	589	(3,955)
Increase (decrease) in other accounts payable and accrued expenses (including other long-term liabilities)	(94)	2,326
Decrease in operating lease liability	(2,942)	(2,518)
Increase (decrease) in deferred revenues	(2,946)	386
Net cash provided by operating activities	11,349	6,690
Cash flow from investing activities:
Purchase of property and equipment	(7,955)	(5,472)
Software development costs capitalized	(989)	(1,837)
Net cash used in investing activities	(8,944)	(7,309)
Cash flow from financing activities:
Proceeds from exercise of stock options	542	30
Proceeds from (repayments of) bank credits and loans, net	(4,150)	2,050
Net cash provided by (used in) financing activities	(3,608)	2,080
Effect of exchange rate changes on cash and cash equivalents	(731)	120
Increase (decrease) in cash and cash equivalents	(1,934)	1,581
Cash and cash equivalents at the beginning of the period	28,237	22,948
Cash and cash equivalents at the end of the period	$ 26,303	$ 24,529